April 25, 2008
BY EDGAR TRANSMISSION
Ms. Michelle Roberts
Staff Attorney
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Principal Variable Contracts Fund, Inc. Response to Comments on Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (File Nos. 2-35570; 811-01944)
Dear Ms. Roberts:
This letter responds, on behalf of Principal Variable Contracts Fund, Inc. (the “Registrant”), to the comments of the Staff of the Securities and Exchange Commission (“Commission”), which you communicated to me and Adam Shaikh by telephone on April 4, 2008, with respect to post-effective amendment no. 66 to Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment was filed with the Commission on February 29, 2008 pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”). Changes in response to Staff comments as described below will be made by the Registrant in a post-effective amendment that will be filed with the Commission pursuant to Rule 485(b) under the 1933 Act.
Comments on the Prospectus
Comment 1. Place the back cover page following the appendixes (Form N-1A, Item 1(b)).
          Response: The requested revision has been made.
Comment 2. On the back cover page, state whether the Statement of Additional Information is available on a website. If not, please explain why (Form N-1A, Item 1(b)(1)).
          Response: The requested disclosure has been added.
Comment 3. In the Main Strategies and Risks discussion for the Equity Value Account, Government & High Quality Bond Account, Growth Account, and Short-Term Bond Account, the Staff would like to see explanation of how Active Trading Risk is a relevant principal risk.
          Response: The requested disclosure has been added.
Comment 4. Please disclose, if applicable, whether the Mortgage Securities Account is subject to any special risk because of sub-prime lending.
          Response: The requested disclosure is not applicable because the Mortgage Securities Account does not have exposure to sub-prime lending.
Comment 5. In the Main Strategies and Risks discussion for the Principal LifeTime Accounts, clarify that shareholder approval is not necessary for Principal’s decision to add, remove, or substitute underlying funds.

          Response: The requested disclosure has been added.
Comment 6. In the Main Strategies and Risks discussion for the Strategic Asset Management Portfolios, clarify that shareholder approval is not necessary for Edge’s decision to add, remove, or substitute underlying funds.
          Response: The requested disclosure has been added.
Comment 7. In the Main Strategies and Risks discussion for the SmallCap Account, the Staff would like to see an explanation of what strategies give rise to Derivatives Risk.
          Response: The requested disclosure has been added.
Comment 8. The Staff asked for confirmation that the expense limits described in the prospectus are in place through April 30, 2009.
          Response: The contractual expense limits that will continue beyond April 29, 2008 are disclosed in the updated prospectus.
Comment 9. Please include a street address for the manager (Form N-1A, Item 5(a)(1)(i)).
          Response: The requested disclosure has been added.
Comment 10. Please clarify whether a discussion regarding the basis for the Board of Directors approval of the management agreement and sub-advisory agreements is available in both the semi-annual and annual reports (Form N-1A, Item 5(a)(1)(iii)).
          Response: The requested revision has been made.
Comment 11. If applicable, please include prospectus disclosure relating to indemnification (Regulation S-K, Item 510).
          Response: The requested disclosure was not added to the prospectus because we do not believe the indemnification language is applicable as Form N-1A does not require such disclosure. Nevertheless, we have included indemnification disclosure in Item 25 of Part C.
Comments on the Statement of Additional Information
Comment 12. Please define “Principal Life” in the Management Information section.
          Response: The requested disclosure has been added.
Comment 13. Please reformat the Board Committees portion of the Management section (Form N-1A, Item 12(b)(2)).
          Response: The requested revisions have been made.
Comment 14. Please clarify the directors’ beneficial ownership of fund shares (fund shares would be owned through a variable life or variable annuity contract) (Form N-1A, Item 12(b)(4)).
          Response: The requested disclosure has been added.
Comment 15. Please clarify the statement in the director compensation section that states, “These fees and expenses are divided among the funds and portfolios based on their relative net assets.”
          Response: The requested revision has been made.
Comment 16. Please add disclosure that persons who own more than 25% of an account are presumed to control the account.
          Response: The requested disclosure has been added.
Comment 17. Please describe the effect of control on the voting rights of other shareholders (Form N-1A, Item 13(a)).
          Response: The requested disclosure has been added.
Comment 18. Please clarify the table headings for the control persons and principal holders of securities (Form N-1A, Item 13).
          Response: The requested revision has been made.
Comment 19. Please direct the Staff to the disclosure concerning aggregate management ownership (Form N-1A, Item 13(c)).
          Response: The requested disclosure will be made within the Control Persons, Principal Holders of Securities, and Management Ownership section.
Comment 20. Please disclose control for each sub-advisor (Form N-1A, Item 14(a)(1)).
          Response: The requested disclosure has been added.
Comment 21. Please reformat the content of the Cost of Manager’s Services section.
          Response: The requested revisions have been made.
Comment 22. Please direct the Staff to the location of the principal underwriter’s address (Form N-1A, Item 14(b)).
          Response: The requested disclosure has been added.
Comment 23. Please include disclosure regarding underwriters or state that it is not applicable (Form N-1A, Item 20).
          Response: The requested disclosure has been added.
Comment 24. The Staff requests that disclosure relating to portfolio managers be included in subsequent filings pursuant to Rule 485(a) (Form N-1A, Item 15).

          Response: The Registrant collects portfolio manager questionnaires, and in the Rule 485(a) filing, noted that the disclosure would be filed by amendment. In future Rule 485(a) filings, the Registrant will (1) include the prior year’s portfolio manager questionnaires, (2) note in our transmittal letter that the previous year’s portfolio manager questionnaires are being filed with the Rule 485(a) filing, and (3) note in our transmittal letter that the updated questionnaires will be included in the Rule 485(b) filing.
Comment 25. Please include disclosure relating to brokerage transactions (Form N-1A, Item 16(a)).
          Response: The requested disclosure has been added.
Comment 26. Please include disclosure explaining material differences in brokerage commissions (Form N-1A, Item 16(b)(3)).
          Response: The requested disclosure has been added.
Comment 27. Please include disclosure relating to 12b-1 fees as of last fiscal year end (Form N1-A, Item 14(g)(4)-(6)).
          Response: The requested disclosure, as applicable, has been added.
Comments on the Signature Page
Comment 28. The Staff requests the Registrant to include on the signature page and the exhibit list the date on which the powers of attorney were filed.
          Response: The requested disclosure has been added.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.
Sincerely,
/s/Jennifer Mills
Jennifer Mills